Intangible Assets, net	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, net	Intangible Assets, net

Intangible assets at December 31, 2025 and 2024 are summarized as follows:

			December 31, 2025			December 31, 2024
($ in millions)	Estimated Life (Years)	Weighted- Average Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized:
Customer relationships	12-15	15.1	602	579	23	718	686	32
Computer software	3-14	5.6	327	270	57	270	240	30
Licenses	3-23	5.4	110	71	38	77	56	21
Developed technologies	2-15	12.7	37	34	3	37	34	3
Other	3-17	9.7	28	26	2	26	23	2
			1,105	981	123	1,128	1,040	88
Unamortized:
Trademarks			1	—	1	1	—	1
			1,106	981	125	1,129	1,040	89

	For the year ended December 31,
($ in millions)	2025	2024	2023
Amortization expense	34	27	33

Amortization expense on intangible assets for the next five years is expected to be as follows ($ in millions):

Year	Amount
2026	35
2027	27
2028	18
2029	7
2030	6
94